Fair Value of Assets and Liabilities - Fair Value, by Balance Sheet Grouping (LendingClub Corp) (Details) (10K) - USD ($)	Sep. 30, 2017		Dec. 31, 2016		Dec. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	$ 1,850,317		$ 322,441		$ 485,559
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	1,850,317		322,441		485,559
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents
LendingClub Corp [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	3,928,724,000		4,629,567,000		4,863,542,000
Total liabilities	3,524,583,000		4,328,654,000		4,575,556,000
LendingClub Corp [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets
Total liabilities
LendingClub Corp [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	213,883,000		287,137,000		297,211,000
Total liabilities
LendingClub Corp [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	3,714,841,000		4,342,430,000		4,566,331,000
Total liabilities	3,524,583,000		4,328,654,000		4,575,556,000
Reported Value Measurement [Member] | LendingClub Corp [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	384,381,000	[1]	515,602,000	[1]	623,531,000
Restricted cash	182,844,000		177,810,000		80,733,000
Servicer reserve receivable			4,938,000
Deposits	855,000		855,000		871,000
Goodwill			35,633,000
Total assets	577,123,000		734,838,000		705,135,000
Accrued expenses and other liabilities	13,079,000		10,981,000
Accounts payable	7,503,000		10,889,000		5,542,000
Payables to investors	93,893,000		125,884,000		73,162,000
Total liabilities	114,475,000		147,754,000		78,704,000
Portion at Other than Fair Value Measurement [Member] | LendingClub Corp [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents		[1]			0
Restricted cash					0
Servicer reserve receivable
Deposits					0
Goodwill
Total assets					0
Accrued expenses and other liabilities
Accounts payable					0
Payables to investors					0
Total liabilities					0
Portion at Other than Fair Value Measurement [Member] | LendingClub Corp [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	384,381,000	[1]	515,602,000	[1]	623,531,000
Restricted cash	182,844,000		177,810,000		80,733,000
Servicer reserve receivable			4,938,000
Deposits	855,000		855,000		871,000
Goodwill
Total assets	577,123,000		699,205,000		705,135,000
Accrued expenses and other liabilities
Accounts payable	7,503,000		10,889,000		5,542,000
Payables to investors	93,893,000		125,884,000		73,162,000
Total liabilities	101,396,000		136,773,000		78,704,000
Portion at Other than Fair Value Measurement [Member] | LendingClub Corp [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents		[1]			0
Restricted cash					0
Servicer reserve receivable
Deposits					0
Goodwill			35,633,000
Total assets			35,633,000		0
Accrued expenses and other liabilities	13,079,000		10,981,000
Accounts payable					0
Payables to investors					0
Total liabilities	13,079,000		10,981,000		0
Estimate of Fair Value Measurement [Member] | LendingClub Corp [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	384,381,000	[1]	515,602,000	[1]	623,531,000
Restricted cash	182,844,000		177,810,000		80,733,000
Servicer reserve receivable			4,938,000
Deposits	855,000		855,000		871,000
Goodwill			35,633,000
Total assets	577,123,000		734,838,000		705,135,000
Accrued expenses and other liabilities	13,079,000		10,981,000
Accounts payable	7,503,000		10,889,000		5,542,000
Payables to investors	93,893,000		125,884,000		73,162,000
Total liabilities	$ 114,475,000		$ 147,754,000		$ 78,704,000

[1]	Carrying amount approximates fair value due to the short maturity of these financial instruments.